As filed with the Securities and Exchange Commission on August 20, 2015

Investment Company Act File Number 811-4922

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

California Daily Tax Free Income Fund, Inc.

(Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor

New York, NY 10018

(Address of principal executive offices)            (Zip code)

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-830-5200

Date of fiscal year end:      December 31

Date of reporting period:      June 30, 2015

Item 1: Report to Stockholders

California Daily Tax Free Income Fund, Inc.

Expense Chart For The Six Months Ended June 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Class A Shares	Beginning Account Value 01/01/15	Ending Account Value 06/30/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%

Class B Shares	Beginning Account Value 01/01/15	Ending Account Value 06/30/2015	Expenses Paid During the Period*	Annualized Expense Ratio*
Actual	$1,000.00	$1,000.00	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%

*

Expenses are equal to the Fund’s annualized expense ratios (for the six-month period), multiplied by the average account value over the period, and multiplied by 181/365 to reflect the one-half year period. The Class’ total return would have been lower had certain expense not been waived during the period.

California Daily Tax Free Income Fund, Inc.

Schedule of Investments June 30, 2015 (Unaudited)

Face Amount		Security Description	Value Value (Note 1)

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (3.48%) (a)

$18,200,000		State of California GO Bonds, Series 2003A-2, 0.01%, 05/01/33 LOC BMO Harris Bank	$18,200,000
18,200,000		Total Tax Exempt Variable Rate Demand Instruments	18,200,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (97.79%)

$50,000,000		Federal National Mortgage Association, 0.09%, 07/02/15	$49,999,875
30,000,000		Federal National Mortgage Association, 0.08%, 07/02/15	29,999,933
103,300,000		Federal Home Loan Bank, 0.07%, 07/06/15	103,298,996
125,000,000		Federal Home Loan Bank, 0.09%, 07/09/15	124,997,639
93,100,000		Federal Home Loan Bank, 0.08%, 07/15/15	93,097,440
10,000,000		Federal Home Loan Bank, 0.08%, 07/17/15	9,999,644
60,000,000		Federal Home Loan Bank, 0.074%, 07/22/15	59,997,410
39,800,000		Federal Home Loan Bank, 0.08%, 07/24/15	39,797,966
511,200,000		Total U.S. Government Agency Discount Notes	511,188,903

		Total Investments (101.27%) (cost $529,388,903†)	$ 529,388,903
		Liabilities in excess of cash and other assets (-1.27%)	(6,627,985)

		Net Assets (100.00%)	$ 522,760,918

		† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.
FOOTNOTES:
(a)		Securities payable on demand at par including accrued interest (usually with seven days’ notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.
KEY:
GO	=	General Obligation LOC = Letter of Credit

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY (Unaudited)

Securities Maturing in	Value	% of Portfolio
Less than 31 Days	$529,388,903	100.00%
31 through 60 Days	-0-	0.00
61 through 90 Days	-0-	0.00
91 through 120 Days	-0-	0.00
121 through 180 Days	-0-	0.00
181 through 397 Days	-0-	0.00
Total	$529,388,903	100.00%

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Statement of Assets and Liabilities June 30, 2015 (Unaudited)

Assets
Investments in securities, at amortized cost (Note 1)	$529,388,903
Accrued interest receivable	339
Prepaid expenses	2,127
Total assets	529,391,369

Liabilities
Payable to affiliates (Note 2)	4,381
Dividend payable	617
Due to custodian	6,561,244
Accrued expenses	64,209
Total liabilities	6,630,451
Net assets	$522,760,918

Sources of Net Assets
Net capital paid in on shares of capital stock (Note 5)	$522,815,581
Accumulated net realized gain (loss)	(58,449)
Accumulated undistributed net investment income	3,786
Net assets	$522,760,918

NET ASSET VALUE, PER SHARE (NOTE 5):

Class Name	Net Assets	Shares Outstanding	Net Asset Value, Offering and Redemption Price Per Share
Class A Shares	$370,953,925	371,005,502	$1.00
Class B Shares	$151,806,993	151,828,100	$1.00
	$522,760,918	522,833,602

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Statement of Operations Six Months Ended June 30, 2015 (Unaudited)

Investment Income
INCOME:
Interest	$ 205,226

EXPENSES: (NOTE 2)
Investment management fee	942,053
Administration fee	659,437
Shareholder servicing fee (Class A)	442,141
Shareholder servicing fee (Advantage Shares)	26,663
Distribution fee (Advantage Shares)	47,993
Custodian	15,882
Shareholder servicing and related shareholder†	173,093
Legal, compliance and filing fees	35,724
Audit and accounting	58,627
Directors’ fees and expenses	27,052
Others	11,840
Total expenses	2,440,505
Less: Fees waived (Note 2)	(2,250,983)
Net expenses	189,522
Net investment income	15,704

Realized Gain (Loss) on Investments
Net realized gain (loss) on investments	(58,449)
Decrease in net assets from operations	$ (42,745)

†	Includes class specific transfer agency expenses of $110,535 and $41,141 for Class A and Class B, respectively.

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Statements of Changes In Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$15,704	$32,781
Net realized gain (loss) on investments	(58,449)	-0-
Increase (decrease) in net assets from operations	(42,745)	32,781

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A Shares	(11,055)	(22,227)
Class B Shares	(4,115)	(7,994)
Advantage Shares	(534)	(2,560)
Total dividends to shareholders		(15,704)
(32,781)

CAPITAL SHARE TRANSACTIONS ( NOTE 5)
Class A Shares	(52,637,661)	(7,026,695)
Class B Shares	19,726,680	(31,851,021)
Advantage Shares	(50,026,174)	3,942,036
Total capital share transactions	(82,937,155)	(34,935,680)
Total increase/(decrease)	(82,995,604)	(34,935,680)

NET ASSETS:
Beginning of period	605,756,522	640,692,202
End of period	$522,760,918	$605,756,522
UNDISTRIBUTED NET INVESTMENT INCOME:	$3,786	$3,786

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Financial Highlights

Class A shares	Six Month Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012	2011	2010

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	(0.000)		—	—	—	0.000	—

Total from investment operations	(0.000)		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00% (	a)	0.01%	0.00%	0.01%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$370,954		$423,633	$430,660	$157,636	$133,298	$119,051
Ratio to average net assets:**
Net investment income	0.01% (	c)	0.01%	0.00%	0.01%	0.00%	0.00%
Expenses (net of fees waived) (b)	0.06% (	c)	0.08%	0.10%	0.20%	0.24%	0.27%
Management and administration fees waived	0.50% (	c)	0.49%	0.47%	0.42%	0.39%	0.37%
Shareholder servicing fees waived	0.20% (	c)	0.20%	0.20%	0.20%	0.20%	0.20%
Transfer agency fees waived	0.05% (	c)	0.05%	0.05%	0.05%	0.05%	0.04%
Expenses paid indirectly	—		—	0.00%	0.00%	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Financial Highlights (Continued)

Class B shares	Six Month Ended June 30, 2015 (Unaudited)		Years Ended December 31,
			2014	2013	2012	2011	2010

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income*	0.000		0.000	0.000	0.000	0.000	0.000
Net realized and unrealized gain (loss) on investments*	(0.000)		—	—	—	0.000	—

Total from investment operations	(0.000)		0.000	0.000	0.000	0.000	0.000

Less dividends/distributions from:
Net investment income*	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)
Net realized gain on investments*	—		—	—	—	—	—

Total distributions	(0.000)		(0.000)	(0.000)	(0.000)	(0.000)	(0.000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00% (	a)	0.01%	0.00%	0.01%	0.00%	0.00%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$151,807		$132,098	$163,949	$8,149	$5,586	$4,935
Ratio to average net assets:**
Net investment income	0.01% (	c)	0.01%	0.01%	0.01%	0.00%	0.00%
Expenses (net of fees waived) (b)	0.06% (	c)	0.08%	0.08%	0.21%	0.24%	0.28%
Management and administration fees waived	0.50% (	c)	0.49%	0.47%	0.42%	0.39%	0.37%
Transfer agency fees waived	0.05% (	c)	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses paid indirectly	—		—	0.00%	0.00%	—	—

*	Amounts denoted 0.000 are less than 0.001

**	Ratios denoted 0.00% are less than 0.01%

(a)	Not annualized

(b)	Includes expenses paid indirectly, if applicable.

(c)	Annualized

The accompanying notes are an integral part of these financial statements.

California Daily Tax Free Income Fund, Inc.

Notes to Financial Statements (Unaudited)  (Continued)

1.  Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a short-term, tax exempt money market fund and its objective is to seek as high a level of current income exempt from federal income tax and, to the extent possible, from California income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. There can be no assurance that the Fund will achieve its objectives. The Fund has three classes of stock authorized, Class A, Class B and Advantage Shares. The Advantage Shares were fully liquidated on June 10, 2015.

On March 12, 2015, the Board of Directors (the “Board”) of the Fund determined that it is advisable to liquidate, dissolve and terminate the legal existence of the Fund. In connection with the liquidation of the Fund, effective May 1, 2015, the Fund ceased sales of portfolio shares to new investors.

The liquidation of the Fund is subject to approval by shareholders of the Fund. The Board had directed Reich & Tang Asset Management, LLC (“RTAM”), the Fund’s investment adviser, to manage the Fund conservatively in anticipation of liquidation and with the goal of returning $1.00 per share to each investor in the Fund. Accordingly, the Fund’s yield and performance may be reduced prior to liquidation.

Effective March 12, 2015, RTAM had agreed to waive fees to the extent required to maintain a minimum yield of 0.005% for the Fund until the liquidation. RTAM will pay all of the costs related to the liquidation. Natixis Global Asset Management, L.P., RTAM’s parent company, and RTAM had maintained at least $10 million investment in the Fund until all non-affiliated shareholders received their liquidation proceeds.

A special meeting of shareholders was held on July 30, 2015. Shareholders of record of the Fund on the record date approved the liquidation of the Fund. The Fund was liquidated on July 30, 2015.

The Fund no longer paid tax-exempt dividends for U.S. tax purposes for the period January 1, 2015 through July 30, 2015.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

VALUATION OF SECURITIES

Investments are recorded on the basis of amortized cost, which approximates fair value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

FEDERAL INCOME TAXES

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is required in the financial statements. The Fund recognizes interest and penalties, if any, as income tax expense in the Statement of Operations.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2012-2014 and the six months period ended June 30, 2015, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2015, the Fund did not have liabilities for any uncertain tax positions and no unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

California Daily Tax Free Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

1.  Summary of Accounting Policies (Continued)

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPRESENTATIONS AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

ALLOCATION OF INCOME AND EXPENSES

The Fund may allocate among its classes and to the extent allowable to specific classes, certain expenses, including shareholder servicing fees, distribution fees, transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. For the period ended June 30, 2015, class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments were allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.

RISKS

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investment in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

In a low interest rate environment, such as the environment that existed at June 30, 2015, Reich & Tang Asset Management LLC (the “Manager”) and Reich & Tang Distributors, Inc. (the “Distributor”) have historically waived their fees to maintain a minimum non-negative yield for all classes of the Fund. The Manager and Distributor are under no contractual obligation to continue such waiver in the future.

2.  Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager, equal to an annual rate of 0.30% of the Fund’s average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund’s average daily net assets.

California Daily Tax Free Income Fund, Inc.

Notes to Financial Statements (Unaudited)  (Continued)

2.  Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to the Fund’s Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Distributor, an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Advantage Shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee based on the average daily net assets of the respective share classes equal to 0.20% for Class A Shares and 0.25% for Advantage Shares. In addition, for its services under the Distribution Agreement, the Distributor receives 0.45% per annum in distribution fees based on the Advantage Shares’ average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of June 30, 2015, the following amounts included in the Statement of Assets and Liabilities were payable to affiliates of the Fund:

Fee Type	Affiliate	Amount
Investment management fee	Manager	$ 4,381

For the period June 30, 2015, the following fees were waived by the Manager, Distributor and the transfer agent, Reich & Tang Services, Inc. (the “TA”):

Investment Management fees	$ 923,073
Administration fees	659,437
Shareholder servicing fees – Class A shares	442,141
Shareholder servicing fees – Advantage shares	26,663
Distribution fees – Advantage shares	47,993
Transfer agency fees – Class A shares	110,535
Transfer agency fees – Class B shares	41,141

Total fees waived	$2,250,983

Included in the above amounts were waivers to maintain a minimum yield in light of market conditions. The Manager, Distributor and TA have no right to recoup prior fee waivers.

Effective July 22, 2013, the Manager and the Distributor have implemented an expense limitation agreement with respect to the Fund in order to ensure that the Fund’s total annual fund operating expenses do not exceed 0.80% and 0.55% of the average daily net assets of the Fund’s Class A shares and Class B shares, respectively, for two years. In addition, for two years from July 22, 2013, the Manager and its affiliates have contractually agreed to waive fees and/or reimburse expenses in order to maintain a minimum yield of 0.01% for Class A shares and Class B shares so long as their gross yield is greater than 0.12%. During the period ended June 30, 2015, the Fund’s gross yield fell below 0.12%; therefore, this contractual waiver was not in effect.

Directors of the Fund not affiliated with the Manager are paid a fee that is allocated among multiple funds, as defined below. Each Independent Director receives an annual retainer of $70,000 and a fee of $3,750 for each Board of Directors meeting attended. Each Independent Director also receives a fee up to $1,500 at the discretion of the Lead Director for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, Chairman of the Board receives an annual fee of $16,000, payable quarterly and the Lead Independent Director receives an additional annual fee of $16,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman will each receive an additional annual fee of $10,600, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund and the Daily Income Fund.

Included in the Statement of Operations under the caption “Shareholder servicing and related shareholder expenses” are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B shares of the Fund. The Advantage shares do not participate in the Transfer Agency Agreement. For the period ended June 30, 2015, the TA waived all of its fees with respect to Class A and Class B shares.

As of June 30, 2015, there was no investment in the Fund by any Directors or Officers of the Fund.

California Daily Tax Free Income Fund, Inc.

Notes to Financial Statements (Unaudited) (Continued)

3.  Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.

For the period ended June 30, 2015, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

Transaction Type	Amount
Purchases	$71,170,000
Sales	-0-
Gains/(Losses)	-0-

4.  Compensating Balance Arrangement

Pursuant to a compensating balance arrangement, the Fund is permitted to temporarily overdraft or leave balances in its accounts with The Bank of New York Mellon (the “Bank”). The Fund may leave funds or overdraft funds in the account so the Bank or the Fund can be compensated for use of funds based upon the agreed upon formula. Unless agreed otherwise at the end of pre-determined three month periods, the Fund will be charged for average overdrafts or receive an earnings credit for average positive balances computed at the agreed upon rate on the last day of the period.

Earnings credit, if any, reduce the Fund’s safekeeping fees, but are separately disclosed as expense paid indirectly and custodian expenses, respectively, in the Statement of Operations.

5.  Capital Stock

At June 30, 2015, 20,000,000,000 shares of $0.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share were as follows:

Class A Shares	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014

Sold	$510,934,447	$1,214,046,497
Issued on reinvestment of dividends	11,034	22,216
Redeemed	(563,583,142)	(1,221,095,408)

Net increase (decrease)	$(52,637,661)	$(7,026,695)

Class B Shares
Sold	$164,317,080	$380,884,678
Issued on reinvestment of dividends	185	232
Redeemed	(144,590,585)	(412,735,931)

Net increase (decrease)	$19,726,680	$(31,851,021)

5.  Capital Stock (Continued)

Advantage Shares
Sold	$14,850,409	$104,354,229
Issued on reinvestment of dividends	534	2,560
Redeemed	(64,877,117)	(100,414,753)

Net increase (decrease)	$(50,026,174)	$3,942,036

6.  Tax Information

The amount and character of income and gains to be distributed are determined in accordance with U.S. income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distributions (or available capital loss carryforwards) under U.S. income tax regulations.

7.  Additional Valuation Information

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	prices are determined using quoted prices in an active market for identical assets.
Level 2	–

prices are determined using significant observable inputs. Observable inputs are inputs that the other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	–

prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the year), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, June 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Debt securities	$-0-	$529,388,903	$-0-

Total	$-0-	$529,388,903	$-0-

For the period ended June 30, 2015, there were no Level 1 or Level 3 investments. There were also no transfers between levels during the period ended June 30, 2015. Please refer to Schedule of Investments for specifics of the major categories of the Fund’s investments.

Additional Information (Unaudited)

Additional Information About Portfolio Holdings

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for its first and third fiscal quarters. The Fund’s Form N-Q is available without charge on the SEC’s website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund’s Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

Information About Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month year ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund’s Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC’s website (http://www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

California Daily Tax Free Income Fund, Inc.

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

Who is covered by our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

Protecting customer information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

Types of information we collect from our customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

Use of information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third- party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS IS NOT PART OF THE SHAREHOLDER REPORT

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares, and other information.

California Daily Tax Free Income Fund, Inc. 1411 Broadway, 28th Floor New York, New York 10018
Manager Reich & Tang Asset Management, LLC 1411 Broadway, 28th Floor New York, New York 10018	California Daily Tax Free Income Fund, Inc.
Custodian The Bank of New York Mellon 2 Hanson Place, 7th Floor Brooklyn, New York 11217
Transfer Agent & Dividend Disbursing Agent Reich & Tang Services, Inc. 1411 Broadway, 28th Floor New York, New York 10018
Distributor Reich & Tang Distributors, Inc. 1411 Broadway, 28th Floor New York, New York 10018	The Notice of the Reich & Tang Privacy Policy is included with this Shareholder Report but is not part of the Shareholder Report.
CA 06/15SA	Semi-Annual Report June 30, 2015 (Unaudited)

Item 2:	Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3:	Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4:	Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5:	Audit Committee of Listed Registrants

Not applicable.

Item 6:	Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 11: Exhibits

(a)(1)	Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. §1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)*	/s/ Christine Manna
Christine Manna, Secretary

Date: August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael P. Lydon
Michael P. Lydon, President

Date: August 20, 2015

By (Signature and Title)*	/s/ Esther Cheung
Esther Cheung, Treasurer and Assistant Secretary

Date: August 20, 2015

* Print the name and title of each signing officer under his or her signature.